UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-6275

T. Rowe Price Balanced Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1: Report to Shareholders

Balanced Fund	June 30, 2009

The views and opinions in this report were current as of June 30, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

U.S. stocks rose in the first half of 2009, despite a sharp decline at the beginning of the year. Investor sentiment improved dramatically in early March amid signs that the global economy was beginning to recover from the long recession. Aggressive government stimulus efforts and concerted efforts among central banks to ease credit conditions gained traction during one of the most unsettling periods in market history. Bonds were mostly positive, as investors showed renewed interest in fixed-income sectors with a significant yield advantage over securities with less credit risk. Non-U.S. stocks gained, with emerging markets equities outperforming significantly. As a result, the broadly diversified Balanced Fund posted solid gains and handily outpaced its benchmarks in the past six months.

Your fund gained 9.57% in the first half of 2009, surpassing the Lipper Balanced Funds Index and the Merrill Lynch-Wilshire Capital Market Index. Positive stock selection within the portfolio’s U.S. equity holdings was the primary contributor to the fund’s outperformance.

MARKET ENVIRONMENT

After plummeting in the fall of 2008, global equity markets attempted a weak recovery in December before faltering again at the beginning of 2009. Investors remained concerned about the weakening economy and the tottering banking and financial system. At its nadir on March 9, 2009, the broad S&P 500 Index was off about 25% from its level at the start of the year and nearly 57% from its 2007 high.

The Federal Reserve reiterated that it would maintain its policy of quantitative easing by keeping overnight interest rates near 0%. The Fed also said it would honor its earlier pledge to buy $300 billion in longer-term U.S. government debt by the fall and $1.45 trillion in agency and mortgage-related debt by the end of the year. The economic recession has begun to ease, according to the Fed’s policy-setting panel, and worries about deflation (falling prices) have been fading. The Fed indicated that rates were likely to remain low until an economic revival was under way and concerns about higher future inflation resurfaced.

As investors developed a bit more confidence that perhaps the worst of the crisis was finally behind us, stocks rebounded sharply beginning in March before pulling back in late June. The investment environment has assumed a more positive tone, with riskier asset classes performing best in recent months. Credit spreads have narrowed in the bond markets, and overall liquidity has improved. The federal government’s “stress test” results for 19 of the largest U.S. banks were not as bad as feared. Financial markets have responded favorably as a number of major financial institutions are raising additional capital.

Unemployment continued to climb and is likely to rise further in the months ahead. However, the pace of job losses is slowing. While unemployment is a lagging indicator, many leading indicators, including consumer confidence, have bounced from their lows. Signs of stabilization have begun to appear in housing, particularly at the lower end, where credits for first-time homebuyers have helped. In general, investors have become more optimistic that a gradual process of stabilization and recovery may be under way.

U.S. stocks gained in the first half of 2009 amid improved investor sentiment. Small-cap shares trailed their large-cap peers, but mid-cap stocks trumped both segments. As measured by various Russell indexes, growth stocks did significantly better than value stocks across all market capitalizations. In the large-cap universe, sector performance was widely mixed. Information technology shares produced powerful returns, as technology spending has not been as weak as previously expected and investors were drawn to companies with strong balance sheets, low debt levels, and attractive valuations. Materials stocks also did very well, helped by a sharp rebound in prices of various commodities, but energy stocks declined. Most remaining sectors posted moderate losses, led by industrials and business services and telecommunication services.

U.S. bonds were generally positive in the last six months, as investors showed renewed interest in fixed-income sectors with a significant yield advantage over securities with less credit risk. High-yield bonds generated huge gains. Asset-backed securities, which are backed by credit card, auto loan, or other debt payments, also performed very well. Municipal and investment-grade corporate bonds produced moderate gains, whereas agency mortgage-backed securities lagged. U.S. Treasuries declined as intermediate- and long-term interest rates increased in response to heavy new issuance and nascent fears of higher future inflation. The Barclays Capital U.S. Aggregate Index, which measures the performance of domestic taxable investment-grade bonds, returned 1.90%.

Non-U.S. stocks fared better than U.S. shares in the first half of 2009. Emerging markets equities outperformed significantly, led by shares in Latin America. Markets in the Nordic countries produced excellent returns, but other developed European markets rose moderately. Japanese stocks rose mildly in U.S. dollar terms. The MSCI EAFE Index, which measures the performance of mostly large-cap equities in Europe, Australasia, and the Far East, returned 8.42% versus 36.22% for the MSCI Emerging Markets Index.

ASSET ALLOCATION STRATEGY

Our overweight to U.S. growth stocks versus value stocks over the past six months benefited the fund, as high-quality growth companies outperformed their peers. Growth stocks remain cheap relative to historical valuation levels. However, we have increased our allocation to value stocks as they could benefit when corporate earnings prospects begin to brighten and have moved to neutral between growth versus value. We have recently reduced our underweight to small-cap stocks versus large-caps as relative underperformance by small-cap stocks in the fourth quarter of 2008 and the first quarter of 2009 have brought valuations more in line with large-cap stocks.

We have moved to a modest overweight in non-U.S. equity markets based on attractive valuations in non-U.S. markets.

We are modestly underweighting high-yield relative to investment-grade bonds given the weak U.S. economy and associated rising default rates. Technical factors remain fragile but have shown signs of improvement in 2009. We continue to rely on the fundamental credit research of our high-yield team in the security selection process, particularly as these higher spread levels imply a significant increase in default rates.

PORTFOLIO REVIEW

Domestic Stocks
In contrast to the previous six-month period, every sector in the fund’s domestic equity portfolio saw gains, with the sharpest increase in information technology, a sector that typically represents the leading edge of a recovery. Consumer discretionary also saw a stark reversal of fortunes, as improved consumer sentiment lifted stocks in the sector. Strong stock selection in our financials holdings resulted in considerable gains, particularly among capital markets companies that had suffered a severe decline in the previous period. Materials, energy, and health care also rebounded from the previous period, as investors snapped up deeply discounted shares.

Within the information technology sector, Apple was a top fund performer. We bought Apple because of its sustainable competitive advantage. The company has differentiated products created by first-class engineers. It also had a low valuation with approximately $28 billion in cash and $9.40 of trailing free cash flow per share. Many of our technology stocks operate in the area of mobile Internet access, including rapid growth via smartphones. Smartphones now account for about 10% of handset units available globally and generate approximately half of the profits in the industry. New smartphones sparked growth not only in Apple, but in other key holdings such as Qualcomm, which was also a top performer during the period. (Please refer to the portfolio of investments for a complete listing of holdings and the amount each represents in the portfolio.)

As financials suffered severe losses over the last year, we added selectively to our holdings of high-quality companies that we believe will fare well over the long term. The sector bounced back somewhat over the past six months, but it is likely to remain volatile for some time. Among our holdings in the financials sector are global investment bank Goldman Sachs, which has diversified capital markets operations, a leading prime brokerage business, and a large and diversified asset management business. Benefiting from a unique franchise that has even greater differentiation now that its weaker peers have fallen away, we believe that Goldman is poised for solid long-term gains. Despite the significant challenges of the past year, State Street appears well positioned to regain its former blue chip status as long as credit markets remain sound and the economy resumes some level of growth in the coming quarters. Banks are probably about a year away from a peak in their bad debt loads. Our holdings in banks, such as JPMorgan Chase, Wells Fargo, PNC Financial Services Group, US Bancorp, Bank of New York Mellon, and Northern Trust, should benefit as the economy stabilizes and begins a process of recovery.

Consumer discretionary stocks gained as declining energy and food prices, along with scattered signs of economic improvement, prompted a rebound. Amazon.com, a major holding, was a top performer as it continued to increase its market share in the Internet and catalog retail industry and expand overseas. The company’s products division also performed well, highlighted by the well-received release of its latest generation Kindle wireless reading device. McGraw-Hill, which operates in education solutions, S&P ratings, and other media businesses, has navigated this downturn well. The company appears to be positioned for improving growth as debt issuance and education and media spending recover. Another strong performer was Discovery Communications, the operator of several leading cable properties including The Discovery Channel, The Learning Channel, and Animal Planet. It is less dependent on advertising than many media companies.

Our holdings in the materials sector did well, and an overweight in the sector contributed to outperformance versus the benchmark. Metals and mining companies Freeport-McMoRan Copper & Gold, Rio Tinto, and BHP Billiton each rallied from depressed prices at the end of the year as expectations of an economic recovery fueled renewed investor interest in the industry.

International Stocks
Non-U.S. markets gained in the last six months, with particular strength among emerging markets, as investors rediscovered “riskier” assets following the sharpest sell-off in many years. Lower energy prices and receding fears of inflation also gave Asian stocks a boost. Latin America turned in the best regional performance based on a rebound since last winter’s low in energy prices. The region, along with much of Asia, continues to grow, albeit at a slower pace than recently, as its domestic growth story has remained intact and its financial system has been healthy during the credit crisis.

Strong stock selection across most sectors helped the fund’s positive performance. In the financials sector, gains were driven by commercial banks, which benefited from continued efforts by governments around the world to heal the sector. The steady improvements in the credit markets also helped the industrials and business services sector.

The information technology sector helped the fund’s results, as select companies benefited from a cyclical recovery and improved consumer sentiment. Telecommunication services also saw a rebound in depressed stock levels, as did the energy sector. In technology, Research In Motion (the maker of the Blackberry) continued to benefit from surging sales of smartphones and handheld interactive communication devices. Tencent, a leading instant messaging services and online gaming provider to hundreds of millions of consumers in China, was another top first-half contributor. The company continues to generate robust sales, earnings growth, and stock performance. Among financials, Allied Irish Banks, which has been struggling with liquidity issues and credit deterioration, has been a beneficiary of the Irish government asset purchase program. Other commercial banks that rebounded from the previous period include China Citic Bank, Barclays, and BNP Paribas. Among materials, chemicals companies retreated as demand slackened.

Domestic Bonds
The improving economy and conditions in the credit markets prompted investors to seek out superior returns to Treasury securities early in the year. As investors began selling Treasuries in favor of securities with a significant yield advantage, high-yield bonds generated the best gains. Asset-backed securities produced solid gains, and municipal and investment-grade corporate bonds saw moderate returns.

The Treasury yield curve, which is a graphic depiction of the relationship between the yields and maturities of government bonds, steepened during the last six months as short-term yields plummeted while long-term yields rose. Easier monetary policy and investors’ desire early in the period for low-risk assets sent short-term yields dramatically lower. We increased our position in high yield in late 2008 but are modestly underweight relative to investment-grade bonds given a weak economy and associated rising default rates.

OUTLOOK

The economic recovery is in its early stages, and the summer stock market pullback is an indication that improvements will be in fits and starts. Earlier fears of deflation have eased, and the Federal Reserve’s decision to maintain short-term lending rates at historically low levels suggests that inflationary pressures will recede for some time.

Credit markets have improved, financial institutions are on the mend, and government stimulus efforts are beginning to spur development, but many challenges remain. If not for government spending, growth would likely be flat over the next several quarters. That has not given much confidence to consumers who are holding back in light of increasing unemployment and sagging wages. The consumer savings rate, which declined steadily through the 1990s, is now about 6.9% and projected to rise through next year.

This period of economic uncertainty emphasizes the benefits of strong fundamental research in security selection to help identify companies with seasoned management teams that are best positioned to weather continued strains. We believe our investment approach, which incorporates a disciplined strategy, broad diversification, and a long-term focus, should serve shareholders’ long-term interests well regardless of short-term economic conditions and market volatility.

Respectfully submitted,

Edmund M. Notzon III
Chairman of the fund’s Investment Advisory Committee

July 21, 2009

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INVESTING IN STOCKS

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; currency fluctuations; and higher transaction costs of non-U.S. markets. Investments outside the U.S. could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

RISKS OF INVESTING IN BONDS

Funds that invest in bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities. Funds that invest in bonds are also subject to credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price.

GLOSSARY

Barclays Capital U.S. Aggregate Index: A widely used benchmark for the domestic investment-grade bond market. The index typically includes more than 5,000 fixed-income securities with an overall intermediate- to long-term average maturity.

Duration: The average time (expressed in years) needed for an investor to receive the present value of the future cash flows on a fixed-income investment. It is used to measure a bond or bond fund’s sensitivity to interest rate changes. For example, a fund with a five-year duration would fall about 5% in price in response to a one-percentage-point increase in interest rates, and vice versa.

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Lipper indexes: Consist of a small number (10 to 30) of the largest mutual funds in a particular category as tracked by Lipper Inc.

Merrill Lynch-Wilshire Capital Market Index: A market capitalization-weighted index including the Wilshire 5000 and Merrill Lynch High Yield II and Domestic Master Indexes.

MSCI EAFE Index: Widely accepted as the benchmark for international stock performance (EAFE refers to Europe, Australasia, and the Far East). The index represents the major markets of the world excluding the U.S. and Canada, is listed in local currency, and includes reinvestment of dividends.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights — For a share outstanding throughout each period

	6 Months Ended 6/30/09‡	Year Ended 12/31/08‡	12/31/07‡	12/31/06‡	12/31/05‡	12/31/04
NET ASSET VALUE						
Beginning of period	$ 14.05	$ 20.60	$ 21.29	$ 19.77	$ 19.70	$ 18.41
Investment activities						
Net investment income	0.21[1]	0.50[1]	0.59[1]	0.53[1]	0.49[1]	0.46[1]
Net realized and unrealized gain (loss)	1.12	(6.27)	0.90	2.12	0.57	1.41
Total from investment activities	1.33	(5.77)	1.49	2.65	1.06	1.87
Distributions						
Net investment income	(0.22)	(0.49)	(0.60)	(0.53)	(0.49)	(0.46)
Net realized gain	–	(0.29)	(1.58)	(0.60)	(0.50)	(0.12)
Total distributions	(0.22)	(0.78)	(2.18)	(1.13)	(0.99)	(0.58)
NET ASSET VALUE						
End of period	**$ 15.16**	**$ 14.05**	**$ 20.60**	**$ 21.29**	**$ 19.77**	**$ 19.70**

Ratios/Supplemental Data

Total return[2]	**9.57%[1]**	**(28.43)%[1]**	**7.18%[1]**	**13.73%[1]**	**5.52%[1]**	**10.32%[1]**
Ratio of total expenses to average net assets	0.73%[1][3]	0.67%[1]	0.64%[1]	0.66%[1]	0.69%[1]	0.71%[1]
Ratio of net investment income to average net assets	2.96%[1][3]	2.78%[1]	2.71%[1]	2.60%[1]	2.49%[1]	2.49%[1][4]
Portfolio turnover rate	24.5%	58.2%	60.4%	42.4%	27.3%	22.9%
Net assets, end of period (in millions)	$ 2,221	$ 2,097	$ 3,201	$ 2,893	$ 2,494	$ 2,325

‡ Per share amounts calculated using average shares outstanding method.

(1) See Note 6. Excludes expenses permanently waived of 0.02%, 0.02%, 0.02%, 0.02%, 0.02%, and 0.04% of average net assets for the periods ended 6/30/09, 12/31/08, 12/31/07, 12/31/06, 12/31/05, and 12/31/04, respectively, related to investments in T. Rowe Price mutual funds.

(2) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

(3) Annualized

(4) Includes the effect of a one-time special dividend (0.14% of average net assets) that is not expected to recur.

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 64.0%		
CONSUMER DISCRETIONARY 8.5%		
Auto Components 0.2%		
Aisin Seiki (JPY)	41,700	902
Autoliv, GDR (SEK)	26,902	765
GKN (GBP)	368,703	762
Johnson Controls (1)	38,200	830
Koito Manufacturing (JPY) (1)	98,000	1,178
		4,437
Automobiles 0.5%		
BMW (EUR)	99,198	3,746
Harley-Davidson (1)	162,100	2,628
Honda (JPY) (1)	49,300	1,350
Toyota Motor (JPY)	86,200	3,259
		10,983
Distributors 0.1%		
Genuine Parts	4,800	161
Jardine Cycle & Carriage (SGD)	79,000	1,046
		1,207
Diversified Consumer Services 0.3%		
Apollo Group, Class A (1)(2)	41,500	2,952
Benesse (JPY)	43,800	1,751
H&R Block	197,300	3,399
		8,102
Hotels, Restaurants & Leisure 1.1%		
Carnival (1)	13,000	335
Compass Group (GBP)	160,500	904
International Game Technology (1)	196,900	3,131
Marriott, Class A (1)	162,597	3,588
McDonald's (1)	130,103	7,480
MGM Mirage (1)(2)	334,316	2,136
Mitchells & Butlers (GBP) (2)	167,072	684

Starbucks (1)(2)	71,500	993
Starwood Hotels & Resorts Worldwide (1)	8,800	195
Wynn Resorts (1)(2)	700	25
Yum! Brands	143,000	4,768
		24,239
Household Durables 0.4%		
Fortune Brands	112,600	3,912
Harman International (1)	3,400	64
KB Home	8,100	111
Lennar, Class A (1)	32,200	312
Makita (JPY)	26,000	626
Newell Rubbermaid	243,100	2,531
Sony, ADR	69,700	1,802
Stanley Works (1)	4,600	155
		9,513
Internet & Catalog Retail 1.1%		
Amazon.com (1)(2)	220,500	18,447
Brown (GBP)	295,200	1,045
Expedia (1)(2)	146,700	2,217
priceline.com (1)(2)	21,000	2,342
		24,051
Leisure Equipment & Products 0.1%		
Hasbro (1)	15,400	373
Nikon (JPY)	71,000	1,221
		1,594
Media 2.4%		
Aegis (GBP)	397,794	604
Ascent Media, Class A (2)	1,280	34
Cablevision (1)	309,600	6,009
DIRECTV (1)(2)	6,200	153
Discovery Communications, Class A (1)(2)	191,850	4,326

Discovery Communications, Class C (1)(2)	313,500	6,436
DISH Network (1)(2)	179,900	2,916
Disney (1)	67,381	1,572
Informa (GBP)	119,581	431
Jupiter Telecommunications (JPY)	2,909	2,205
Lamar Advertising, Class A (1)(2)	8,000	122
Liberty Entertainment, Class A (2)	72,300	1,934
Liberty Media Capital, Class A (1)(2)	134,700	1,827
McGraw-Hill	167,422	5,041
New York Times, Class A (1)	89,100	491
News Corporation, Class A (1)	31,700	289
Omnicom (1)	34,043	1,075
Sanoma (EUR)(1)	93,465	1,454
Scripps Networks Interactive (1)	6,300	175
Television Broadcasts (HKD)	171,000	668
Time Warner	349,167	8,796
Time Warner Cable, Class A (1)	175,493	5,558
Viacom, Class B (1)(2)	12,200	277
WPP (GBP)	175,398	1,167
		53,560
Multiline Retail 0.6%		
Harvey Norman (AUD)	362,840	961
Kohl's (2)	242,100	10,350
PPR (EUR)	26,267	2,149
		13,460
Specialty Retail 1.4%		
Aoyama Trading (JPY)	26,200	451
AutoZone (1)(2)	4,400	665
Bed Bath & Beyond (1)(2)	309,000	9,502
Best Buy (1)	4,800	161
Esprit (HKD)	242,100	1,354
GAP (1)	70,400	1,154

Home Depot (1)	330,500	7,810
Inditex (EUR)(1)	34,330	1,650
Lowe's	198,400	3,851
O'Reilly Automotive (1)(2)	41,200	1,569
Sherwin-Williams (1)	1,800	97
Staples (1)	10,700	216
TJX (1)	101,300	3,187
		31,667
Textiles, Apparel & Luxury Goods 0.3%		
Adidas (EUR)	63,481	2,419
Cie Financiere Richemont, Equity Units (CHF)	55,100	1,148
Coach (1)	26,500	712
Nike, Class B (1)	42,200	2,185
		6,464
Total Consumer Discretionary		189,277
CONSUMER STAPLES 5.2%		
Beverages 1.1%		
Coca-Cola (1)	194,361	9,327
Coca-Cola Enterprises (1)	11,100	185
Compania Cervecerias Unidas, ADR	33,300	1,166
Kirin (JPY)	124,000	1,731
Lion Nathan (AUD)	269,422	2,521
Pepsi Bottling (1)	9,400	318
PepsiCo	113,779	6,253
Pernod-Ricard (EUR)	39,132	2,470
		23,971
Food & Staples Retailing 1.4%		
Costco Wholesale (1)	9,700	443
CVS Caremark	230,478	7,345
Kroger (1)	23,300	514

Lawson (JPY) (1)	39,000	1,714
SUPERVALU (1)	20,200	261
Sysco (1)	30,567	687
Tesco (GBP)	817,130	4,763
Wal-Mart	313,576	15,190
Walgreen (1)	38,638	1,136
Whole Foods Market (1)	7,600	144
		32,197

Food Products 1.1%

Archer-Daniels-Midland (1)	15,400	412
Campbell Soup (1)	16,200	477
Dairy Crest (GBP)	253,308	1,340
Goodman Fielder (AUD)	654,049	685
Hershey Foods (1)	21,800	785
House Foods (JPY)	44,000	639
J.M. Smucker (1)	13,457	655
Kellogg (1)	12,300	573
Kraft Foods, Class A (1)	132,134	3,348
Nestle (CHF)	220,169	8,309
Sara Lee	300,500	2,933
Unilever (GBP)	156,470	3,672
		23,828

Household Products 0.7%

Clorox (1)	18,300	1,022
Colgate-Palmolive (1)	10,200	722
Kimberly-Clark	102,405	5,369
Procter & Gamble	149,948	7,662
		14,775

Personal Products 0.4%

Avon	193,100	4,978
Kobayashi Pharmaceutical (JPY)	28,300	1,072
L'Oreal (EUR)	30,654	2,295

Mead Johnson Nutrition (1)(2)	11,200	356
		8,701
Tobacco 0.5%		
Altria (1)	233,395	3,825
Philip Morris International (1)	173,195	7,555
		11,380
Total Consumer Staples		114,852
ENERGY 7.0%		
Energy Equipment & Services 1.9%		
Baker Hughes (1)	95,506	3,480
BJ Services (1)	256,700	3,499
Cameron International (2)	45,700	1,293
China Oilfield Services, H Shares (HKD)(1)	2,312,000	2,494
Diamond Offshore Drilling (1)	3,300	274
FMC Technologies (1)(2)	82,594	3,104
Fugro, GDS (EUR)	19,590	814
Halliburton (1)	17,200	356
Modec (JPY) (1)	37,900	665
Saipem (EUR)	79,896	1,950
Schlumberger	324,446	17,556
Smith International (1)	207,900	5,353
Subsea 7 (NOK) (1)(2)	130,100	1,334
		42,172
Oil, Gas & Consumable Fuels 5.1%		
Beach Petroleum (AUD)	1,660,717	1,052
BG (GBP)	85,948	1,444
BP (GBP)	189,860	1,502
BP, ADR (1)	61,100	2,913
Cabot Oil & Gas (1)	14,900	457
Chevron	100,300	6,645

ConocoPhillips (1)	86,300	3,630
CONSOL Energy	93,300	3,168
Devon Energy	14,300	779
EOG Resources (1)	61,300	4,164
ExxonMobil (1)	307,698	21,511
Hess	11,700	629
Murphy Oil (1)	122,560	6,657
Newfield Exploration (1)(2)	27,600	902
Occidental Petroleum (1)	34,000	2,238
Peabody Energy (1)	5,900	178
Petroleo Brasileiro, ADR (1)	126,800	4,230
Range Resources (1)	9,000	373
Repsol (EUR)	72,100	1,617
Royal Dutch Shell, A Shares, ADR	116,800	5,862
Royal Dutch Shell, B Shares (GBP)	14,309	361
Royal Dutch Shell, B Shares, ADR (1)	105,800	5,381
Southwestern Energy (2)	73,900	2,871
Spectra Energy	411,800	6,968
StatoilHydro (NOK)(1)	343,650	6,788
StatoilHydro, ADR	49,900	987
Suncor Energy	101,400	3,076
Sunoco (1)	124,900	2,898
Total (EUR)	66,195	3,585
Total, ADR	124,700	6,763
Valero Energy (1)	30,100	508
Williams Companies	39,500	617
XTO Energy (1)	47,100	1,796
		112,550
Total Energy		154,722
FINANCIALS 11.2%		
Capital Markets 3.4%		
Ameriprise Financial	197,806	4,801

Bank of New York Mellon (1)	175,343	5,139
Blackrock (1)	3,800	667
Charles Schwab (1)	230,600	4,045
Close Brothers (GBP)	67,622	733
Credit Suisse (CHF)	4,300	196
Deutsche Bank (EUR)	29,430	1,791
E*TRADE Financial (1)(2)	434,300	556
Franklin Resources (1)	87,438	6,296
Goldman Sachs	109,896	16,203
Invesco (1)	38,300	683
Julius Baer (CHF)	40,589	1,583
Lazard (1)	176,000	4,738
Macquarie (AUD)	47,494	1,492
Morgan Stanley	240,346	6,852
Northern Trust	119,300	6,404
State Street	282,000	13,310
		75,489
Commercial Banks 2.8%		
Allied Irish Banks (EUR)	390,069	937
Australia & New Zealand Banking (AUD)	174,569	2,308
Banco Santander (EUR)	278,135	3,357
Barclays, ADR	142,575	2,629
BNP Paribas (EUR)	55,878	3,626
China Citic Bank (HKD)	4,819,000	3,142
DBS (SGD)	199,000	1,615
DNB NOR (NOK) (2)	237,000	1,815
Fifth Third Bancorp (1)	140,400	997
First Horizon National (1)	369,796	4,438
Intesa SanPaolo (EUR) (2)	531,791	1,724
KeyCorp (1)	599,300	3,140
Marshall & Ilsley (1)	61,799	297
Nordea Bank (SEK)(1)	266,566	2,115
PNC Financial Services (1)	19,700	765

Societe Generale (EUR)	24,513	1,337
Standard Chartered (GBP)	203,041	3,824
Sumitomo Mitsui Financial (JPY)	30,100	1,217
Sumitomo Trust & Banking (JPY)	313,000	1,685
SunTrust (1)	96,600	1,589
Swedbank (SEK) (2)	139,307	811
The Bank of Yokohama (JPY)	283,000	1,507
U.S. Bancorp	289,000	5,179
Wells Fargo (1)	471,403	11,436
		61,490
Consumer Finance 0.5%		
American Express (1)	355,901	8,271
Capital One Financial (1)	21,300	466
SLM (1)(2)	347,700	3,571
		12,308
Diversified Financial Services 2.0%		
Bank of America (1)	1,267,054	16,725
CME (1)	6,500	2,022
Deutsche Boerse (EUR)	16,008	1,244
ING Groep, GDS (EUR)	67,507	679
IntercontinentalExchange (1)(2)	41,400	4,730
JPMorgan Chase (1)	524,610	17,894
Moody's (1)	49,400	1,302
NASDAQ OMX (1)(2)	9,700	207
		44,803
Insurance 1.8%		
AFLAC (1)	103,700	3,224
Aon (1)	93,200	3,529
Assurant (1)	21,400	516
Aviva (GBP)	140,886	796
AXA (EUR)	113,722	2,150
Berkshire Hathaway, Class A (2)	23	2,070

Chubb (1)	24,300	969
CNP Assurances (EUR)	29,585	2,825
Hartford Financial Services (1)	60,000	712
Lincoln National (1)	25,500	439
Loews (1)	22,300	611
Marsh & McLennan	175,700	3,537
MetLife (1)	15,800	474
Munich Re (EUR)	21,300	2,881
Principal Financial (1)	17,500	330
Prudential (GBP)	251,618	1,712
Prudential Financial (1)	23,200	863
QBE Insurance (AUD)	138,588	2,211
Sony Financial (JPY)	468	1,288
Sun Life Financial (CAD)	86,000	2,322
Suncorp-Metway (AUD)	149,504	803
The Travelers Companies (1)	41,026	1,684
Tokio Marine (JPY)	44,000	1,208
Willis (1)	80,000	2,058
		39,212
Real Estate Investment Trusts (REITs) 0.3%		
Boston Properties, REIT (1)	12,100	577
Equity Residential, REIT (1)	29,800	662
Great Portland Estates (GBP) (1)	182,451	662
Kimco Realty, REIT (1)	17,800	179
Mirvac (AUD)	1,041,652	898
Simon Property, REIT (1)	21,618	1,112
Unibail-Rodamco (EUR)	17,055	2,547
		6,637
Real Estate Management & Development 0.4%		
China Overseas Land & Investment (HKD)	822,159	1,891
Goldcrest (JPY) (1)	30,360	797
Mitsui Fudosan (JPY)	98,000	1,698

St. Joe (1)(2)	196,500	5,205
		9,591
Total Financials		249,530
HEALTH CARE 8.0%		
Biotechnology 1.3%		
Amgen (2)	154,901	8,201
Biogen Idec (1)(2)	14,200	641
Celgene (2)	137,900	6,597
Cephalon (1)(2)	4,500	255
CSL (AUD)	97,782	2,527
Genzyme (2)	5,900	328
Gilead Sciences (2)	233,000	10,914
Vertex Pharmaceuticals (1)(2)	3,400	121
		29,584
Health Care Equipment & Supplies 1.7%		
Alcon	4,500	522
Baxter International	99,847	5,288
Becton, Dickinson & Company (1)	15,882	1,132
Boston Scientific (1)(2)	86,400	876
C.R. Bard	25,100	1,869
Covidien	152,001	5,691
Dentsply International (1)	9,700	296
Elekta, B Shares (SEK) (1)	142,966	2,101
Hospira (1)(2)	5,000	193
Intuitive Surgical (1)(2)	11,200	1,833
Medtronic (1)	213,065	7,434
St. Jude Medical (1)(2)	158,700	6,523
Stryker (1)	46,700	1,856
Terumo (JPY)	26,700	1,175
		36,789

Health Care Providers & Services 1.7%		
Aetna (1)	18,300	459
Cardinal Health	89,672	2,740
CIGNA	128,800	3,103
DaVita (1)(2)	10,400	514
Express Scripts (1)(2)	111,400	7,659
Humana (1)(2)	13,000	419
McKesson (1)	108,300	4,765
Medco (2)	200,580	9,149
Toho (JPY)	32,500	342
UnitedHealth (1)	43,600	1,089
WellPoint (2)	142,000	7,226
		37,465
Health Care Technology 0.0%		
Cerner (1)(2)	4,600	286
		286
Life Sciences Tools & Services 0.0%		
Life Technologies (1)(2)	8,400	351
Waters (1)(2)	7,700	396
		747
Pharmaceuticals 3.3%		
Abbott Laboratories	69,000	3,246
Allergan (1)	120,100	5,714
Astellas Pharma (JPY)	45,300	1,600
Bristol Myers Squibb (1)	100,281	2,037
Chugai Pharmaceutical (JPY) (1)	50,200	956
Elan, ADR (1)(2)	69,100	440
Eli Lilly (1)	45,900	1,590
GlaxoSmithKline (GBP)	64,784	1,141
GlaxoSmithKline, ADR (1)	103,300	3,651
Johnson & Johnson (1)	212,592	12,075

Merck	221,336	6,189
Merck KGaA (EUR)	10,467	1,067
Novo Nordisk, Series B (DKK)	7,100	386
Pfizer (1)	327,301	4,910
Roche Holding - Genusscheine (CHF) (1)	40,068	5,451
Rohto Pharmaceutical (JPY)	82,000	925
Sanofi-Aventis (EUR)	73,419	4,318
Schering-Plough	177,660	4,463
Teva Pharmaceutical, ADR (1)	67,300	3,321
Warner Chilcott (1)(2)	15,400	202
Wyeth	201,858	9,162
		72,844
Total Health Care		177,715

INDUSTRIALS & BUSINESS SERVICES 5.8%

Aerospace & Defense 1.1%

Boeing (1)	30,200	1,283
Finmeccanica (EUR)	119,863	1,691
General Dynamics (1)	16,300	903
Goodrich (1)	35,600	1,779
Honeywell International	103,069	3,236
Lockheed Martin (1)	79,078	6,378
Northrop Grumman (1)	21,400	978
Precision Castparts (1)	2,400	175
QinetiQ (GBP)	513,737	1,216
Raytheon (1)	55,300	2,457
Rockwell Collins (1)	16,300	680
Rolls-Royce (GBP) (2)	157,931	942
United Technologies (1)	47,992	2,494
		24,212

Air Freight & Logistics 0.2%

C.H. Robinson Worldwide (1)	7,900	412

Expeditors International of Washington (1)	53,500	1,784
UPS, Class B (1)	45,100	2,254
		4,450
Airlines 0.2%		
Southwest Airlines	792,301	5,332
		5,332
Building Products 0.0%		
Masco (1)	51,191	490
		490
Commercial Services & Supplies 0.4%		
Republic Services (1)	277,975	6,785
Stericycle (1)(2)	14,300	737
Waste Management (1)	55,000	1,549
		9,071
Construction & Engineering 0.4%		
Bouygues (EUR) (1)	51,311	1,929
Carillion (GBP)	330,697	1,376
China Railway Construction, H Shares (HKD) (2)	1,495,000	2,295
Fluor (1)	66,400	3,406
Foster Wheeler (1)(2)	9,700	230
Quanta Services (1)(2)	7,600	176
		9,412
Electrical Equipment 0.4%		
ABB (CHF)	75,656	1,191
Alstom (EUR) (1)	32,353	1,915
Emerson Electric (1)	21,900	709
Mitsubishi Electric (JPY)	402,000	2,529
Prysmian (EUR)	95,112	1,433
Rockwell Automation (1)	16,000	514
		8,291

Industrial Conglomerates 1.3%		
3M (1)	124,800	7,500
DCC (EUR)	101,719	2,099
GE	835,101	9,787
Hutchison Whampoa (HKD)	208,000	1,352
McDermott International (1)(2)	8,600	175
Philips Electronics (EUR)	77,860	1,440
SembCorp Industries (SGD)	941,060	1,956
Tyco International (1)	143,363	3,725
		28,034
Machinery 1.1%		
Cargotec (EUR) (1)	38,364	661
Charter International (GBP)	90,983	650
Danaher (1)	198,818	12,275
Deere (1)	74,500	2,976
Fanuc (JPY) (1)	10,200	814
Illinois Tool Works (1)	133,700	4,992
PACCAR (1)	15,400	501
Toshiba Machine (JPY)	126,000	463
		23,332
Marine 0.0%		
Nippon Yusen Kabushiki Kaish (JPY)	181,000	777
		777
Professional Services 0.1%		
Bureau Veritas (EUR) (1)	27,684	1,366
Robert Half International (1)	17,400	411
		1,777
Road & Rail 0.4%		
Arriva (GBP)	176,634	1,183
Burlington Northern Santa Fe (1)	7,400	544
Central Japan Railway (JPY) (1)	228	1,401

CSX (1)	16,300	564
Norfolk Southern (1)	11,700	441
Union Pacific (1)	103,548	5,391
		9,524
Trading Companies & Distributors 0.2%		
Fastenal (1)	12,100	401
Mitsubishi (JPY)	149,500	2,746
Mitsui (JPY)	138,300	1,629
W. W. Grainger (1)	4,500	369
		5,145
Total Industrials & Business Services		129,847
INFORMATION TECHNOLOGY 11.2%		
Communications Equipment 1.8%		
Alcatel-Lucent (EUR) (1)(2)	514,930	1,297
Alcatel-Lucent, ADR (1)(2)	625,400	1,551
Cisco Systems (2)	307,075	5,724
JDS Uniphase (1)(2)	66,600	381
Juniper Networks (1)(2)	378,200	8,926
Motorola (1)	102,571	680
Nokia (EUR)	93,079	1,358
Nokia, ADR	49,700	725
QUALCOMM (1)	289,395	13,081
Research In Motion (1)(2)	67,100	4,767
Tandberg (NOK) (1)	91,700	1,548
		40,038
Computers & Peripherals 2.3%		
Acer (TWD)	350,428	607
Apple (2)	180,400	25,694
Dell (1)(2)	422,501	5,801
EMC (1)(2)	95,800	1,255

Hewlett-Packard (1)	121,321	4,689
IBM (1)	98,599	10,296
NetApp (2)	16,400	323
Sandisk (1)(2)	56,400	829
Wacom (JPY) (1)	567	1,144
		50,638
Electronic Equipment, Instruments & Components 0.8%		
Agilent Technologies (1)(2)	17,300	351
Corning (1)	202,900	3,259
First Solar (1)(2)	14,700	2,383
Hamamatsu Photonics (JPY) (1)	56,600	1,079
Hosiden (JPY)	79,500	1,007
LG Display (KRW)	48,300	1,205
Nippon Electric Glass (JPY) (1)	205,000	2,285
Tyco Electronics (1)	287,499	5,345
Venture (SGD)	93,000	446
		17,360
Internet Software & Services 1.1%		
eBay (1)(2)	200	4
Google, Class A (2)	44,900	18,930
Monster Worldwide (1)(2)	4,600	54
Tencent (HKD) (1)	287,400	3,333
VeriSign (1)(2)	126,043	2,329
Yahoo! (1)(2)	51,800	811
		25,461
IT Services 1.3%		
Accenture, Class A (1)	101,300	3,389
Automatic Data Processing (1)	23,374	828
Companhia Brasileira de Meios Pagamento (BRL) (2)	257,700	2,216
Computer Sciences (1)(2)	7,000	310
Fidelity National Information (1)	11,900	237
Fiserv (2)	101,500	4,639

Logica (GBP)	393,016	512
MasterCard, Class A (1)	25,500	4,266
NS Solutions (JPY)	39,200	628
Paychex (1)	15,700	396
Visa, Class A (1)	59,700	3,717
Western Union	481,200	7,892
		29,030
Office Electronics 0.0%		
Canon (JPY)	24,900	811
		811
Semiconductor & Semiconductor Equipment 1.7%		
Advanced Micro Devices (1)(2)	98,300	380
Altera (1)	95,400	1,553
Analog Devices	136,000	3,370
Applied Materials (1)	67,375	739
ASML (EUR)	66,516	1,443
Broadcom, Class A (2)	141,600	3,510
Intel (1)	429,900	7,115
KLA-Tencor (1)	10,600	268
Marvell Technology (2)	389,400	4,533
MEMC Electronic Materials (1)(2)	9,200	164
Micron Technology (1)(2)	87,900	445
National Semiconductor	32,700	410
NVIDIA (1)(2)	40,400	456
Samsung Electronics (KRW)	2,642	1,224
Sumco (JPY) (1)	99,000	1,401
Taiwan Semiconductor (TWD)	794,000	1,319
Texas Instruments	272,500	5,804
Xilinx	204,999	4,194
		38,328
Software 2.2%		
Adobe (2)	32,700	925

Autodesk (1)(2)	155,400	2,950
Electronic Arts (1)(2)	150,180	3,262
McAfee (2)	109,700	4,628
Microsoft	1,272,927	30,258
Nintendo (JPY)	8,900	2,449
Oracle (1)	51,700	1,107
Red Hat (1)(2)	84,700	1,705
Salesforce.com (1)(2)	18,700	714
		47,998
Total Information Technology		249,664

MATERIALS 2.7%

Chemicals 1.3%

Air Water (JPY)	75,000	817
Asahi Kasei (JPY) (1)	173,000	877
BASF (EUR)	59,446	2,371
Dow Chemical (1)	23,711	383
DuPont	168,419	4,315
Hitachi Chemical (JPY)	67,700	1,088
International Flavors & Fragrances (1)	4,900	160
Monsanto (1)	55,800	4,148
Mosaic (1)	2,500	111
Potash Corporation of Saskatchewan	31,000	2,884
Praxair	93,800	6,666
Sigma Aldrich (1)	4,900	243
Syngenta (CHF)	7,784	1,808
Tosoh (JPY) (1)	223,000	629
Umicore (EUR) (1)	49,889	1,136
Wacker Chemie (EUR)	13,678	1,577
		29,213

Construction Materials 0.1%

Boral (AUD)	174,526	568

CEMEX, Equity Units (MXN)	457,392	428
Vulcan Materials (1)	14,200	612
		1,608
Metals & Mining 0.8%		
AK Steel (1)	12,500	240
Alcoa (1)	166,500	1,720
BHP Billiton (AUD)	97,782	2,680
BHP Billiton, Class A (GBP)	76,200	1,721
Freeport-McMoRan Copper & Gold (1)	39,900	1,999
Kobe Steel (JPY) (1)	598,000	1,105
Newmont Mining	22,400	916
Nucor (1)	18,800	835
Rio Tinto (AUD)	33,800	1,415
Rio Tinto (AUD), Rights, 7/1/09 (2)	17,745	342
SSAB (SEK) (1)	136,683	1,591
USX-U.S. Steel (1)	57,400	2,051
		16,615
Paper & Forest Products 0.5%		
International Paper (1)	222,670	3,369
MeadWestvaco (1)	210,500	3,455
Weyerhaeuser	160,473	4,883
		11,707
Total Materials		59,143
TELECOMMUNICATION SERVICES 2.2%		
Diversified Telecommunication Services 1.0%		
AT&T	419,662	10,424
France Telecom (EUR)	107,076	2,433
Hutchison Telecommunications (HKD) (1)(2)	4,144,000	561
Qwest Communications International (1)	193,900	805
Telefonica (EUR)	229,263	5,199

Telstra (AUD)	422,635	1,153
Verizon Communications	11,800	363
		20,938

Wireless Telecommunication Services 1.2%

America Movil, ADR	65,000	2,517
American Tower, Class A (1)(2)	213,400	6,728
Crown Castle International (1)(2)	33,600	807
Hutchison Telecommunications (HKD) (1)	3,589,000	851
KDDI (JPY)	474	2,513
MetroPCS Communications (1)(2)	132,600	1,765
NII (1)(2)	7,000	133
Sprint Nextel (2)	1,105,000	5,315
Starhub (SGD)	660,450	975
Vodafone (GBP)	197,406	382
Vodafone, ADR	272,200	5,305
		27,291
Total Telecommunication Services		48,229

UTILITIES 2.2%

Electric Utilities 1.2%

Allegheny Energy (1)	22,100	567
American Electric Power (1)	43,000	1,242
Duke Energy (1)	44,000	642
E.ON AG (EUR)	144,100	5,115
Edison International (1)	7,200	227
Entergy (1)	101,878	7,898
Exelon (1)	17,980	921
FirstEnergy (1)	26,000	1,007
FPL (1)	14,400	819
Pinnacle West Capital (1)	133,000	4,010
PPL (1)	31,500	1,038
Progress Energy (1)	13,300	503

INFORMATION TECHNOLOGY 0.0%

Communications Equipment 0.0%

Lucent Technologies (1)	700	411
Total Information Technology		411
Total Convertible Preferred Stocks (Cost $2,319)		3,324

CONVERTIBLE BONDS 0.1%

Alcoa, 5.25%, 3/15/14	506,000	887
Ford Motor, 4.25%, 12/15/36	450,000	381
International Game Technology, 3.25%, 5/1/14 (3)	624,000	674
Newell Rubbermaid, 5.50%, 3/15/14	529,000	749
Newmont Mining, 1.625%, 7/15/17	226,000	241
U.S. Steel, 4.00%, 5/15/14	262,000	347
Total Convertible Bonds (Cost $2,649)		3,279

CORPORATE BONDS 7.3%

Abbey National, 7.95%, 10/26/29	1,000,000	918
ACE INA, 5.90%, 6/15/19 (1)	335,000	337
Air Products & Chemicals, 4.15%, 2/1/13	300,000	300
Allstate, 5.55%, 5/9/35 (1)	1,000,000	846
AMB Property, 5.90%, 8/15/13	395,000	364
AMB Property, 6.30%, 6/1/13	225,000	207
America Movil, 5.50%, 3/1/14	745,000	764
America Movil, 5.625%, 11/15/17	500,000	491
America Movil, 6.375%, 3/1/35 (1)	1,000,000	960
American Express Bank, 3.15%, 12/9/11 (4)	2,275,000	2,353
American Express Bank, 5.50%, 4/16/13 (1)	1,000,000	980
American Express Credit, 5.875%, 5/2/13	775,000	776

Ameriprise Financial, 5.35%, 11/15/10	425,000	429
Ameriprise Financial, 7.30%, 6/28/19	290,000	299
Anheuser-Busch InBev, 6.875%, 11/15/19 (3)	900,000	910
Arcelormittal, 5.375%, 6/1/13 (1)	1,100,000	1,052
Arden Realty, 5.25%, 3/1/15	225,000	216
AT&T Broadband, 8.375%, 3/15/13	2,275,000	2,546
AT&T Wireless, 8.125%, 5/1/12	3,000,000	3,364
AvalonBay Communities, 5.75%, 9/15/16	530,000	478
Bank of America, 3.125%, 6/15/12 (1)(4)	2,300,000	2,375
Bank of America, 5.65%, 5/1/18 (1)	1,000,000	885
Bank of America Capital Trust VI, 5.625%, 3/8/35	1,000,000	641
Bank of New York Mellon, 5.45%, 5/15/19	700,000	717
Barrick Gold, 5.80%, 11/15/34	1,650,000	1,522
Baxter International, 5.375%, 6/1/18	500,000	523
BB&T, 4.75%, 10/1/12	935,000	940
Bell Atlantic Maryland, 8.00%, 10/15/29	100,000	104
Berkshire Hathaway Finance, 5.40%, 5/15/18	925,000	966
BHP Finance, 4.80%, 4/15/13	255,000	267
BHP Finance, 5.00%, 12/15/10	1,000,000	1,043
Black Hills, 9.00%, 5/15/14	675,000	690
Boardwalk Pipelines, 5.50%, 2/1/17	1,380,000	1,273
Boston Properties, 5.00%, 6/1/15	100,000	89
Buckeye Partners, 6.05%, 1/15/18	300,000	271
Bunge Limited Finance, 5.10%, 7/15/15	1,145,000	1,038
Burlington Northern Railroad, 7.33%, 6/23/10	56,867	58
Burlington Northern Santa Fe, 5.65%, 5/1/17	460,000	468
Burlington Northern Santa Fe, 6.15%, 5/1/37	650,000	657
Canadian Natural Resources, 6.45%, 6/30/33	500,000	502
Canadian Pacific Railroad, 7.25%, 5/15/19	200,000	207

Capital One Bank, 6.50%, 6/13/13	475,000	473
Capital One Capital IV, VR, 6.745%, 2/17/37	1,000,000	650
Cardinal Health, 5.80%, 10/15/16	1,000,000	964
Caterpillar, 6.05%, 8/15/36	100,000	96
CenterPoint Energy Houston Electric, 5.70%, 3/15/13	1,000,000	1,005
Citigroup, 2.875%, 12/9/11 (4)	1,300,000	1,337
Citigroup, 5.50%, 8/27/12 (1)	1,000,000	963
Citigroup, 5.50%, 4/11/13	650,000	613
Citigroup, 5.85%, 7/2/13	1,300,000	1,229
Citigroup, 6.125%, 5/15/18 (1)	250,000	218
Comcast, 5.70%, 5/15/18 (1)	250,000	250
Consolidated Natural Gas, 5.00%, 3/1/14	1,500,000	1,542
Consumers Energy, 4.00%, 5/15/10	1,000,000	1,015
Countrywide Financial, 6.25%, 5/15/16	708,000	630
Cox Communications, 6.25%, 6/1/18 (3)	300,000	295
Cox Communications, 7.125%, 10/1/12	850,000	907
Credit Suisse First Boston (USA), 7.125%, 7/15/32	750,000	800
Credit Suisse Guernsey, VR, 5.86%, 5/29/49	1,500,000	962
CRH America, 6.40%, 10/15/33	465,000	344
CSC, 8.50%, 4/15/14 (3)	475,000	470
Delhaize, 6.50%, 6/15/17	400,000	408
Developers Diversified Realty, 4.625%, 8/1/10	1,000,000	911
Diamond Offshore Drilling, 5.875%, 5/1/19	195,000	198
Du Pont EI de Nemours, 5.00%, 1/15/13	500,000	526
Duke Realty, 6.25%, 5/15/13	700,000	618
Dun & Bradstreet, 5.50%, 3/15/11	1,000,000	1,018
Enbridge, 5.80%, 6/15/14	870,000	905
EnCana, 5.90%, 12/1/17	1,000,000	1,024
Energy East, 6.75%, 9/15/33	1,000,000	1,003

Enterprise Products Operations, 5.60%, 10/15/14	1,000,000	1,021
Enterprise Products Operations, 6.30%, 9/15/17	195,000	196
EOG Resources, 6.875%, 10/1/18	500,000	568
ERAC USA Finance, 8.00%, 1/15/11 (3)	1,000,000	1,010
Express Scripts, 6.25%, 6/15/14 (1)	320,000	338
FPL Group Capital, 5.35%, 6/15/13	800,000	848
GATX, 5.50%, 2/15/12	325,000	326
GE Capital, 5.625%, 5/1/18 (1)	1,625,000	1,549
GE Capital, 5.90%, 5/13/14 (1)	920,000	944
GE Capital, 6.875%, 1/10/39 (1)	600,000	542
GE Insurance Solutions, 7.75%, 6/15/30	100,000	83
General Mills, 5.70%, 2/15/17	900,000	957
Goldman Sachs, 3.25%, 6/15/12 (1)(4)	1,250,000	1,295
Goldman Sachs, 5.625%, 1/15/17 (1)	1,200,000	1,117
Goldman Sachs, 6.00%, 5/1/14 (1)	245,000	256
Goldman Sachs, 6.15%, 4/1/18	600,000	587
Goldman Sachs Capital I, 6.345%, 2/15/34 (1)	2,025,000	1,635
Home Depot, 5.40%, 3/1/16 (1)	525,000	520
HSBC Bank USA, 3.875%, 9/15/09	100,000	101
HSBC Bank USA, 5.875%, 11/1/34 (1)	950,000	906
HSBC USA, 3.125%, 12/16/11 (1)(4)	2,300,000	2,378
IBM, 6.50%, 1/15/28	100,000	108
ING Capital Funding Trust III, VR, 8.439%, 12/31/49	1,000,000	635
International Lease Finance, 4.875%, 9/1/10 (1)	1,065,000	970
J.C. Penney, 9.00%, 8/1/12	500,000	506
Jefferies, 5.875%, 6/8/14	390,000	354
Jefferies, 6.25%, 1/15/36	1,250,000	847
John Deere Capital, 5.25%, 10/1/12 (1)	350,000	370
JPMorgan Chase, 2.20%, 6/15/12 (1)(4)	1,250,000	1,259

JPMorgan Chase, 4.65%, 6/1/14 (1)	800,000	797
JPMorgan Chase, 4.75%, 5/1/13	350,000	357
JPMorgan Chase, 5.75%, 1/2/13 (1)	1,200,000	1,239
JPMorgan Chase, 6.30%, 4/23/19 (1)	825,000	838
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	1,150,000	913
Kansas Gas & Electric, 6.70%, 6/15/19 (3)	280,000	289
Kinder Morgan Finance, 5.70%, 1/5/16	1,000,000	875
Kroger, 5.00%, 4/15/13	375,000	384
Lowe's, 5.50%, 10/15/35	800,000	750
Lubrizol, 5.50%, 10/1/14	1,000,000	957
Magellan Midstream Partners, 6.55%, 7/15/19	155,000	159
Manufacturers & Traders Trust, VR 5.585%, 12/28/20	1,834,000	1,398
Marathon Oil, 6.00%, 10/1/17 (1)	700,000	706
MassMutual Global Funding II, 3.625%, 7/15/12 (3)	520,000	520
Merrill Lynch, 6.11%, 1/29/37	900,000	684
Merrill Lynch, 6.50%, 7/15/18	1,000,000	915
Merrill Lynch, 6.75%, 6/1/28	700,000	479
Merrill Lynch, 7.75%, 5/14/38	425,000	388
MetLife, 6.75%, 6/1/16 (1)	290,000	295
MetLife Global Funding I, 5.125%, 6/10/14 (3)	360,000	357
MGM Mirage, 10.375%, 5/15/14 (3)	150,000	157
MGM Mirage, 11.125%, 11/15/17 (3)	200,000	211
Morgan Stanley, 5.625%, 1/9/12 (1)	1,000,000	1,036
Morgan Stanley, 6.25%, 8/9/26	755,000	694
Morgan Stanley, 6.625%, 4/1/18 (1)	1,750,000	1,736
Morgan Stanley, 6.75%, 4/15/11	100,000	105
Motorola, 8.00%, 11/1/11 (1)	350,000	354
National Rural Utilities, 5.50%, 7/1/13	725,000	758

Nevada Power, 5.875%, 1/15/15	500,000	512
New England Telephone & Telegraph, 7.875%, 11/15/29	100,000	103
Newmont Mining, 5.875%, 4/1/35	350,000	324
News America, 6.15%, 3/1/37	750,000	631
News America, 6.20%, 12/15/34	500,000	425
News America, 9.25%, 2/1/13	590,000	672
Norfolk Southern, 7.80%, 5/15/27	19,000	21
Northeast Utilities, 5.65%, 6/1/13	650,000	644
Northern Trust, 4.625%, 5/1/14 (1)	235,000	243
Northern Trust, 6.50%, 8/15/18	250,000	270
Northrop Grumman, 7.125%, 2/15/11	750,000	810
Nynex, 9.55%, 5/1/10	84,784	88
Occidental Petroleum, 4.125%, 6/1/16 (1)	540,000	529
Omnicom, 6.25%, 7/15/19	960,000	941
Oracle, 3.75%, 7/8/14	750,000	750
Petro-Canada, 6.80%, 5/15/38	165,000	159
PNC, 6.70%, 6/10/19	590,000	608
PPL Energy Supply, 6.40%, 11/1/11	940,000	984
Praxair, 4.625%, 3/30/15	1,000,000	1,043
Principal Mutual Life Insurance, 8.00%, 3/1/44 (3)	1,050,000	807
Prudential Financial, 5.40%, 6/13/35	1,000,000	746
Prudential Financial, 6.10%, 6/15/17	1,000,000	913
PSEG Power, 6.95%, 6/1/12 (1)	1,300,000	1,426
Reckson Operating, 6.00%, 3/31/16	500,000	364
Regency Centers, 5.875%, 6/15/17	1,225,000	977
Reynolds American, 7.25%, 6/1/13 (1)	1,000,000	1,022
Rio Tinto Finance, 6.50%, 7/15/18	900,000	900
Rogers Wireless, 6.375%, 3/1/14	2,000,000	2,144
SABMiller, 6.50%, 7/15/18 (3)	350,000	367

Safeway, 7.50%, 9/15/09	100,000	101
Sempra Energy, 6.50%, 6/1/16	475,000	499
Simon Property Group, 6.35%, 8/28/12	1,000,000	1,021
SLM, 8.45%, 6/15/18 (1)	950,000	810
Southern, 4.15%, 5/15/14	135,000	136
Southwest Airlines, 6.50%, 3/1/12	850,000	882
Sovereign Bancorp, 4.80%, 9/1/10	750,000	741
Sumitomo Mitsui Banking, 8.00%, 6/15/12	2,100,000	2,273
Suncor Energy, 6.10%, 6/1/18	850,000	854
Sunoco, 4.875%, 10/15/14	1,750,000	1,640
Suntrust, 3.00%, 11/16/11 (4)	2,300,000	2,369
Svenska Handelsbanken, 4.875%, 6/10/14 (3)	625,000	621
Synovus Financial, 4.875%, 2/15/13	390,000	277
Sysco, 5.25%, 2/12/18 (1)	200,000	207
Tampa Electric, 6.15%, 5/15/37 (1)	1,000,000	946
Telecom Italia Capital, 5.25%, 11/15/13	1,000,000	987
Telecom Italia Capital, 6.175%, 6/18/14	500,000	506
Telefonica Emisiones, 5.855%, 2/4/13	1,000,000	1,058
Telefonos de Mexico, 4.75%, 1/27/10	415,000	422
Teva Pharmaceutical Finance, 5.55%, 2/1/16	500,000	516
Thomson Reuters, 6.20%, 1/5/12	1,400,000	1,451
Thomson Reuters, 6.50%, 7/15/18 (1)	400,000	416
TIAA Global Markets, 5.125%, 10/10/12 (3)	400,000	422
Time Warner, 6.875%, 6/15/18	2,180,000	2,231
Time Warner Cable, 6.75%, 6/15/39	1,000,000	966
Time Warner Entertainment, 8.375%, 3/15/23	250,000	275
Transatlantic, 5.75%, 12/14/15	500,000	413
Transocean, 7.50%, 4/15/31	1,425,000	1,568
Travelers, 6.25%, 6/15/37 (1)	750,000	768

U.S. Bancorp, 4.20%, 5/15/14 (1)	1,200,000	1,217
Union Electric, 6.70%, 2/1/19 (1)	750,000	789
Union Pacific, 6.50%, 4/15/12	2,000,000	2,132
United Technologies, 6.125%, 7/15/38	925,000	998
Vale Overseas Limited, 6.25%, 1/23/17	690,000	699
Valero Energy, 6.125%, 6/15/17 (1)	500,000	485
Veolia Environnement, 6.00%, 6/1/18 (1)	650,000	660
Verizon Communications, 5.50%, 2/15/18 (1)	500,000	506
Verizon Global Funding, 6.875%, 6/15/12	130,000	143
Verizon Global Funding, 7.75%, 12/1/30	925,000	1,046
Verizon Wireless, 5.55%, 2/1/14 (3)	625,000	661
Viacom, 6.25%, 4/30/16 (1)	425,000	416
Virginia Electric & Power, 4.75%, 3/1/13	100,000	104
Vodafone, 5.375%, 1/30/15 (1)	600,000	624
Vodafone, 5.625%, 2/27/17	1,200,000	1,226
Wachovia Bank, 4.875%, 2/1/15	1,600,000	1,551
Wal-Mart Stores, 5.25%, 9/1/35	250,000	239
Waste Management, 7.375%, 5/15/29	1,000,000	979
WEA Finance, 7.50%, 6/2/14 (3)	450,000	451
Wells Fargo, 5.625%, 12/11/17	2,000,000	1,971
Wells Fargo Bank, 6.45%, 2/1/11 (1)	100,000	104
Western & Southern Financial, 5.75%, 7/15/33 (3)	1,500,000	1,013
Willis North America, 6.20%, 3/28/17	500,000	448
Xerox, 5.50%, 5/15/12	250,000	249
Xerox, 8.25%, 5/15/14	465,000	483
Xstrata Finance Canada, 5.50%, 11/16/11 (3)	1,000,000	977
XTO Energy, 4.90%, 2/1/14	500,000	509
Total Corporate Bonds (Cost $167,975)		161,256

ASSET-BACKED SECURITIES 1.2%

Bank of America Credit Card Trust Series 2007-A1, Class A1 5.17%, 6/15/19	3,000,000	2,975
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	345,000	347
Capital One Multi-Asset Execution Trust Series 2007, Class C2, VR 0.619%, 11/17/14	4,500,000	3,806
Capital One Multi-Asset Execution Trust Series 2007-C3, Class C3, VR 0.609%, 4/15/13	1,940,000	1,822
Citibank Credit Card Issuance Trust Series 2007-A5, Class A5 5.50%, 6/22/12	2,150,000	2,208
CNH Equipment Trust Series 2007-A, Class B 5.09%, 6/16/14	1,420,000	1,306
Connecticut RRB Special Purpose Series 2001-1, Class A5 6.21%, 12/30/11	5,902,348	6,102
GE Capital Credit Card Master Note Trust Series 2007-3, Class C, VR 0.619%, 6/15/13	2,750,000	2,516
Honda Auto Receivables Owner Trust Series 2007-1, Class A3 5.10%, 3/18/11	634,386	643
JPMorgan Auto Receivables Trust Series 2007-A, Class A4 5.19%, 2/15/14 (3)	3,875,000	3,943
Marriott Vacation Club Owner Trust Series 2006-1A, Class A 5.737%, 4/20/28 (3)	1,364,884	1,203
Marriott Vacation Club Owner Trust Series 2006-2A, Class A 5.362%, 10/20/28 (3)	499,911	440

Nissan Auto Receivables Owner Trust Series 2007-A, Class A3 5.10%, 11/15/10	428,483	431
Total Asset-Backed Securities (Cost $28,966)		27,742

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 1.9%

American Tower Trust Series 2007-1A, Class AFX 5.42%, 4/15/37 (3)	1,500,000	1,417
American Tower Trust Series 2007-1A, Class D 5.957%, 4/15/37 (3)	1,300,000	1,109
Bank of America Mortgage Securities Series 2004-I, Class 3A2, CMO, ARM 4.794%, 10/25/34	354,547	293
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4, VR 5.903%, 9/11/38	4,300,000	3,720
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB 5.315%, 2/11/44	2,925,000	2,481
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A1 5.047%, 7/15/44	746,289	748
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4, VR 5.399%, 7/15/44	1,825,000	1,668
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5 5.617%, 10/15/48	4,300,000	3,334
Citigroup/Deutsche Bank Commercial Mortgage Series 2007-CD4, Class ASB 5.278%, 12/11/49	3,150,000	2,772
Credit Suisse First Boston Mortgage Securities Series 2005-C2, Class A4 4.832%, 4/15/37	4,600,000	3,973

GMAC Commercial Mortgage Securities Series 2001-C2, Class A2 6.70%, 4/15/34	4,162,923	4,263
Greenwich Capital Commercial Funding Series 2005-GG3, Class A2 4.305%, 8/10/42	4,222,127	4,227
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3 6.26%, 3/15/33	2,108,642	2,126
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4, VR 5.481%, 12/12/44	4,400,000	3,594
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A1 5.17%, 5/15/47	3,679,527	3,698
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A2 5.98%, 1/15/39	2,800,000	2,857
Total Non-U.S. Government Mortgage-Backed Securities (Cost $47,051)		42,280

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 11.4%

U.S. Government Agency Obligations 10.4% (5)

Federal Home Loan Mortgage		
5.00%, 12/1/35 - 8/1/37	2,615,506	2,664
5.50%, 3/1 - 12/1/18	1,099,849	1,157
6.00%, 9/1/17 - 8/1/38	2,145,299	2,245
6.50%, 11/1/09 - 8/1/32	158,805	171
7.00%, 6/1/32	176,502	191
Federal Home Loan Mortgage, ARM		
4.629%, 7/1/35	815,906	845
4.708%, 2/1/35	1,173,282	1,216
5.14%, 1/1/36	4,339,158	4,455
5.301%, 2/1/37	4,079,144	4,235

5.354%, 2/1/37	1,308,508	1,359
5.984%, 12/1/36	2,816,249	2,947
5.996%, 11/1/36	1,435,934	1,503
6.016%, 10/1/36	1,237,898	1,294
6.106%, 10/1/36	1,272,577	1,334
6.208%, 8/1/36	1,411,321	1,481
Federal Home Loan Mortgage, CMO, 5.50%, 7/15/28	1,930,435	1,985
Federal National Mortgage Assn.		
4.00%, 5/1/19	186,160	188
4.50%, 5/1/19 - 6/1/39	26,735,767	26,966
5.00%, 4/1/18 - 3/1/36	43,099,485	44,155
5.50%, 1/1/17 - 6/1/38	65,712,312	68,104
6.00%, 10/1/13 - 8/1/37	46,137,212	48,542
6.50%, 5/1/14 - 11/1/37	10,853,942	11,575
7.00%, 9/1/25 - 4/1/32	227,237	249
7.50%, 9/1/26	3,123	3
8.00%, 8/1/24 - 7/1/26	16,326	18
Federal National Mortgage Assn., ARM		
4.607%, 7/1/35	791,391	808
5.034%, 1/1/37	1,017,448	1,051
5.987%, 9/1/36	897,304	939
U.S. Dept. of Veteran Affairs, Vendee Mortgage Trust, ARM, CMO 9.597%, 3/15/25	67,332	74
		231,754
U.S. Government Obligations 1.0%		
Government National Mortgage Assn.		
4.50%, 5/20/39	1,822,417	1,816
5.00%, 9/20/33 - 9/15/38	4,069,091	4,152
5.50%, 2/20/34 - 2/20/39	5,604,205	5,783

Tennessee Valley Authority, 6.25%, 12/15/17	1,975,000	2,304
		39,743

U.S. Treasury Obligations 5.3%

U.S. Treasury Bonds, 3.50%, 2/15/39	5,700,000	4,921
U.S. Treasury Bonds, 4.50%, 2/15/36 (1)	1,735,000	1,785
U.S. Treasury Bonds, 4.50%, 5/15/38 (1)	3,300,000	3,401
U.S. Treasury Bonds, 5.25%, 2/15/29 (1)	475,000	534
U.S. Treasury Bonds, 6.00%, 2/15/26	200,000	241
U.S. Treasury Bonds, 6.25%, 5/15/30	625,000	791
U.S. Treasury Bonds, 6.50%, 11/15/26 (1)(6)	6,500,000	8,263
U.S. Treasury Bonds, 7.25%, 8/15/22 (1)	100,000	131
U.S. Treasury Bonds, 8.125%, 8/15/19 (1)	7,250,000	9,939
U.S. Treasury Bonds, 8.75%, 5/15/20	2,500,000	3,571
U.S. Treasury Notes, 0.875%, 3/31/11 (1)	3,000,000	2,996
U.S. Treasury Notes, 0.875%, 4/30/11	19,000,000	18,947
U.S. Treasury Notes, 0.875%, 5/31/11	4,000,000	3,986
U.S. Treasury Notes, 1.50%, 12/31/13 (1)	9,610,000	9,259
U.S. Treasury Notes, 1.875%, 4/30/14	3,500,000	3,397
U.S. Treasury Notes, 2.00%, 9/30/10 (1)	5,215,000	5,305
U.S. Treasury Notes, 2.00%, 11/30/13	1,400,000	1,380
U.S. Treasury Notes, 2.375%, 8/31/10	3,750,000	3,828
U.S. Treasury Notes, 3.125%, 5/15/19	550,000	532
U.S. Treasury Notes, 3.50%, 2/15/18	8,900,000	8,945
U.S. Treasury Notes, 4.00%, 8/15/18 (1)	2,400,000	2,489
U.S. Treasury Notes, 4.25%, 11/15/13	1,200,000	1,297
U.S. Treasury Notes, 4.25%, 8/15/14 (1)	1,450,000	1,564
U.S. Treasury Notes, 4.25%, 8/15/15	8,275,000	8,875
U.S. Treasury Notes, 4.50%, 3/31/12 (1)	150,000	162

U.S. Treasury Notes, 4.625%, 10/31/11	9,100,000	9,800
U.S. Treasury Notes, 4.625%, 2/15/17	885,000	963
U.S. Treasury Notes, 4.75%, 8/15/17 (1)	500,000	548
U.S. Treasury Notes, 4.75%, 2/15/37 (1)	700,000	749
		118,599
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $153,461)		158,342

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 0.7%

Abu Dhabi National Energy, 5.62%, 10/25/12 (3)	1,200,000	1,227
Asian Development Bank, 6.64%, 5/27/14	1,000,000	1,156
European Investment Bank, 4.125%, 9/15/10	250,000	260
European Investment Bank, 4.625%, 5/15/14	1,000,000	1,060
Export Import Bank of Korea, 5.25%, 2/10/14 (3)	500,000	449
Hydro-Quebec, 7.50%, 4/1/16	1,000,000	1,125
Hydro-Quebec, 8.40%, 1/15/22	200,000	245
KFW, 4.25%, 6/15/10	1,000,000	1,028
KFW, 4.875%, 6/17/19	1,000,000	1,056
Malaysia, 7.50%, 7/15/11	420,000	459
Mubadala Development, 5.75%, 5/6/14 (3)	310,000	312
Pemex Project Funding Master Trust, 9.125%, 10/13/10 (1)	20,000	21
Petrobras International Finance, 5.875%, 3/1/18	750,000	741
Province of Nova Scotia, 5.125%, 1/26/17 (1)	800,000	819
Province of Ontario, 2.625%, 1/20/12 (1)	1,000,000	998
Republic of Brazil, 5.875%, 1/15/19	1,000,000	1,012
Republic of Brazil, 6.00%, 1/17/17	300,000	309
Republic of Chile, 5.50%, 1/15/13	115,000	125
Republic of Italy, 4.50%, 1/21/15	330,000	337

Republic of Italy, 5.375%, 6/15/33	330,000	307
Republic of South Africa, 6.50%, 6/2/14	250,000	262
United Mexican States, 7.50%, 1/14/12 (1)	2,000,000	2,213
Total Foreign Government Obligations & Municipalities (Cost $15,120)		15,521

MUNICIPAL SECURITIES 0.4%

Florida 0.1%		
Orange County, Tourist Dev., 5.00%, 10/1/18	2,500,000	2,548
		2,548
Illinois 0.0%		
Illinois Toll Highway Auth., 6.184%, 1/1/34	470,000	481
		481
New Jersey 0.0%		
New Jersey Turnpike Auth., 7.414%, 1/1/40	415,000	492
		492
New York 0.0%		
Metropolitan Transportation Auth., Dedicated Tax Fund 7.336%, 11/15/39	240,000	285
		285
Pennsylvania 0.1%		
Pennsylvania, 5.00%, 1/1/18 (Prerefunded 1/1/13) (7)	2,500,000	2,785
		2,785
Utah 0.1%		
Utah Transit Auth., 5.937%, 6/15/39	900,000	892
		892

Washington 0.1%		
Port of Seattle, 7.00%, 5/1/36	1,310,000	1,299
		1,299
Total Municipal Securities (Cost $8,574)		8,782
BOND MUTUAL FUNDS 3.6%		
T. Rowe Price Institutional Floating Rate Fund, 6.23% (8)(9)	644,710	6,028
T. Rowe Price Institutional High Yield Fund, 9.66% (8)(9)	9,001,773	74,535
Total Bond Mutual Funds (Cost $96,013)		80,563
SHORT-TERM INVESTMENTS 2.1%		
Money Market Funds 2.1%		
T. Rowe Price Reserve Investment Fund, 0.41%, (8)(10)	45,626,685	45,627
Total Short-Term Investments (Cost $45,627)		45,627
SECURITIES LENDING COLLATERAL 23.4%		
Investments in Pooled Account Managed by JPMorgan Chase Bank, London 1.0%		
Money Market Funds 0.7%		
T. Rowe Price Reserve Investment Fund, 0.41% (8)(10)	15,695,832	15,696
		15,696
Repurchase Agreements 0.3%		
Credit Suisse, Tri-Party, Dated 6/30/09, 0.02%, Delivery Value of $1,230,238 on 7/1/09, Collaterized by U.S. Government securities, 1.125% - 3.125%, 1/15/12 - 9/30/13, valued at $1,254,847	1,230,237	1,230
Merrill Lynch, Tri-Party, Dated, 6/30/09, 0.07%, Delivery Value of $2,776,685 on 7/1/09, Collaterized by U.S. Government securities, 0.00% - 6.50%, 12/15/11 - 11/25/37, valued at $2,832,220	2,776,680	2,777

UBS Securities, Tri-Party, Dated 6/30/09, 0.09%, Delivery Value of $2,776,687 on 7/1/09, Collaterized by U.S. Government securities, 0.00% - 6.75%, 9/15/09 - 7/15/32, valued at $2,832,224	2,776,680	2,777
		6,784
Total Investments in Pooled Account Managed by JPMorgan Chase Bank, London		22,480
Investments Managed by State Street Bank and Trust Company 22.4%		
Money Market Funds 22.4%		
T. Rowe Price Reserve Investment Fund, 0.41% (8)(10)	496,445,201	496,445
Total Investments Managed by State Street Bank and Trust Company		496,445
Total Securities Lending Collateral (Cost $518,925)		518,925
Total Investments in Securities		
123.5% of Net Assets (Cost $2,652,119)		**$ 2,743,013**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at June 30, 2009 -- total value of such securities at period-end amounts to $502,028. See Note 4.
(2) Non-income producing
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $20,312 and represents 0.9% of net assets.
(4) Security issued under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
(5) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(6) All or a portion of this security is pledged to cover margin requirements on futures contracts at June 30, 2009.
(7) Prerefunded date is used in determining portfolio maturity.
(8) Affiliated Companies
(9) SEC 30-day yield
(10) Seven-day yield
ADR American Depository Receipts
ARM Adjustable Rate Mortgage

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 6/30/09	Value 12/31/08
T. Rowe Price Institutional Floating Rate Fund, 6.23%	$ 182	$ 315	$ 184	$ 6,028	$ 5,168
T. Rowe Price Institutional High Yield Fund, 9.66%	3,131	10,123	3,156	74,535	67,590
T. Rowe Price Reserve Investment Fund, 0.41%	¤	¤	$ 72 ^	$ 557,768	$ 27,233
Totals			$ 3,412	$ 638,331	$ 99,991

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral investments, which are subject to rebates and fees as described in Note 4.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 653,781
Dividend income	3,412
Interest income	-
Investment income	$ 3,412
Realized gain (loss) on securities	$ (2,164)
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Assets and Liabilities

($000s, except shares and per share amounts)

Assets	
Investments in securities, at value (cost $2,652,119)	$ 2,743,013
Interest and dividends receivable	8,684
Receivable for shares sold	4,333
Receivable for investment securities sold	2,199
Foreign currency (cost $862)	860
Cash	17
Other assets	845
Total assets	2,759,951
Liabilities	
Obligation to return securities lending collateral	518,925
Payable for investment securities purchased	13,652
Payable for shares redeemed	3,918
Investment management fees payable	801
Due to affiliates	482
Other liabilities	1,354
Total liabilities	539,132
NET ASSETS	$ 2,220,819
Net Assets Consist of:	
Overdistributed net investment income	$ (359)
Accumulated undistributed net realized loss	(216,657)
Net unrealized gain	90,521
Paid-in capital applicable to 146,510,142 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares authorized	2,347,314
NET ASSETS	$ 2,220,819
NET ASSET VALUE PER SHARE	$ 15.16

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

Statement of Changes in Net Assets

($000s)

	6 Months Ended 6/30/09	Year Ended 12/31/08
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 29,917	$ 75,917
Net realized loss	(123,985)	(53,992)
Change in net unrealized gain (loss)	281,391	(893,397)
Increase (decrease) in net assets from operations	187,323	(871,472)
Distributions to shareholders		
Net investment income	(31,798)	(74,006)
Net realized gain	–	(43,093)
Decrease in net assets from distributions	(31,798)	(117,099)
Capital share transactions*		
Shares sold	178,948	530,697
Distributions reinvested	30,866	113,886
Shares redeemed	(241,375)	(759,729)
Decrease in net assets from capital share transactions	(31,561)	(115,146)
Net Assets		
Increase (decrease) during period	123,964	(1,103,717)
Beginning of period	2,096,855	3,200,572
End of period	**$ 2,220,819**	**$ 2,096,855**
Undistributed (overdistributed) net investment income	(359)	1,522
*Share information		
Shares sold	12,896	29,135
Distributions reinvested	2,159	7,074
Shares redeemed	(17,759)	(42,343)
Decrease in shares outstanding	(2,704)	(6,134)

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Balanced Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities. Further, fund management believes no events have occurred between June 30, 2009 and August 20, 2009, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Paydown gains and losses are recorded as an adjustment to interest income. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a quarterly basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Rebates and Credits Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are reflected as realized gain on securities in the accompanying financial statements and totaled $21,000 for the six months ended June 30, 2009. Additionally, the fund earns credits on temporarily uninvested cash balances held at the custodian which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

New Accounting Pronouncement On January 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on June 30, 2009:

($000s)	Level 1	Level 2	Level 3	Total Value
	Quoted Prices	Significant Observable Inputs	Significant Unobservable Inputs	
Assets				
Investments in Securities				
Common Stocks	$ 1,131,702	$289,717	$ —	$ 1,421,419
Preferred Stocks	—	2,701	—	2,701
Convertible Preferred Stocks	—	3,324	—	3,324
Convertible Bonds	—	3,279	—	3,279
Corporate Bonds	—	161,256	—	161,256
Asset-Backed Securities	—	27,742	—	27,742
Non-U.S. Government Mortgage-Backed Securities	—	42,280	—	42,280
U.S. Government & Agency Mortgage-Backed Securities	—	253,252	—	253,252
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	—	158,342		158,342
Foreign Government Obligations & Municipalities	—	15,521	—	15,521
Municipal Securities	—	8,782	—	8,782
Bond Mutual Funds	80,563	—	—	80,563
Short-Term Investments	45,627	—	—	45,627
Securities Lending Collateral	512,141	6,784	—	518,925
Total	$1,770,033	$ 972,980	$ —	$ 2,743,013
Liabilities				
Swaps	$ —	$ 459	$ —	$ 459
Futures contracts	13	—	—	13
Total	$ 13	$ 459	$ —	$ 472

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2009, the fund invested in derivative instruments. As defined by Statement of Financial Accounting Standards No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts. The fund’s period-end derivatives, as presented in the Portfolio of Investments or the tables following, generally are indicative of the volume of its derivative activity during the period.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2009 and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2009 and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:

Futures The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day (variation margin) to settle daily fluctuations in the value of the contract, which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin; variation margin receivable is included in Other Assets and variation margin payable is included in Other Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates and credit quality, to adjust overall exposure to certain markets, to enhance total return or protect the value of portfolio securities, to serve as a cash management tool, and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, index, or issuer thereof. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; therefore, the payment risk increases as the price of the relevant underlying credit declines due to market valuations of credit quality. As of June 30, 2009, the notional amount of protection sold by the fund totaled $2,150,000 (0.1% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

Counterparty Risk and Collateral The fund has entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with over-the-counter (OTC) derivatives, including swaps and forward currency exchange contracts. Subject to certain minimum exposure requirements (which range from $100,000 to $500,000), collateral generally is determined based on the net aggregate unrealized gain or loss on all OTC derivative contracts with a particular counterparty. Collateral, both pledged by and for the benefit of the fund, is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies. Securities posted as collateral by the fund are so noted in the accompanying Portfolio of Investments and remain in the fund’s net assets. As of June 30, 2009, securities valued at $432,000 had been posted by the fund for the benefit of counterparties and no collateral was pledged by counterparties for the benefit of the fund.

The fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is the aggregate unrealized gain on appreciated contracts in excess of any collateral pledged by the counterparty for the benefit of the fund. Counterparty risk related to exchange-traded futures and options contracts is minimal because the exchange’s clearinghouse provides protection against defaults. In accordance with standard derivatives agreements, counterparties to OTC derivatives may be able to terminate derivative contracts prior to maturity in the event the fund fails to maintain sufficient asset coverage; its net assets decline by stated percentages; or it otherwise fails to meet the terms of its agreements, which would cause the fund to accelerate payment of any net liability owed to the counterparty under the contract. For exchange-traded derivatives such as futures and options, each broker in its sole discretion may change margin requirements applicable to the fund.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

TBA Purchase Commitments During the six months ended June 30, 2009, the fund entered into to be announced (TBA) purchase commitments, pursuant to which it agrees to purchase mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for that security. With TBA transactions, the particular securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund generally enters into TBAs with the intention of taking possession of the underlying mortgage securities. Until settlement, the fund maintains cash reserves and liquid assets sufficient to settle its TBAs.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On June 30, 2009, the value of loaned securities was $502,028,000; aggregate collateral received included U.S. government securities valued at $34,000.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $345,383,000 and $440,099,000, respectively, for the six months ended June 30, 2009. Purchases and sales of U.S. government securities aggregated $146,917,000 and $111,952,000, respectively, for the six months ended June 30, 2009.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

In accordance with federal tax regulations, the fund deferred recognition of certain capital loss amounts previously recognized in the prior fiscal year for financial reporting purposes until the current fiscal period for tax purposes. Such deferrals amounted to $32,059,000 and related to net capital losses realized between November 1 and the fund’s fiscal year-end date.

At June 30, 2009, the cost of investments for federal income tax purposes was $2,652,119,000. Net unrealized gain aggregated $90,521,000 at period-end, of which $272,356,000 related to appreciated investments and $181,835,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.15% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.285% for assets in excess of $220 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2009, the effective annual group fee rate was 0.31%.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and provides certain other administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2009, expenses incurred pursuant to these service agreements were $97,000 for Price Associates, $379,000 for T. Rowe Price Services, Inc., and $1,673,000 for T. Rowe Price Retirement Plan Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, the Price managers) and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein. Accordingly, the accompanying Statement of Operations includes management fees permanently waived pursuant to this agreement. Annual fee rates and amounts waived within the accompanying Statement of Operations related to shares of the underlying institutional funds for the six months ended June 30, 2009 are as follows:

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 10, 2009, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of related activities, as well as financial and administrative services, reporting, and communications. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year returns and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of the market turmoil in 2008, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research during 2008. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds, as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. Under the Contract, the fund pays a fee to the Manager composed of two components—a group fee rate based on the aggregate assets of certain T. Rowe Price mutual funds (including the fund) that declines at certain asset levels and an individual fund fee rate that is assessed on the assets of the fund. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s management fee rate, operating expenses, and total expense ratio and compared them with fees and expenses of other comparable funds based on information and data supplied by Lipper. The information provided to the Board indicated that the fund’s management fee rate was above the median for certain groups of comparable funds but at or below the median for other groups of comparable funds. The information also indicated that the fund’s expense ratio was above the median for certain groups of comparable funds but below the median for other groups of comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Balanced Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 20, 2009